Fair Value of Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fair Value of Financial Instruments [Abstract]
Schedule of Fair Value of the Prepaid Forward Contract and the Maturity Consideration	The following table represents the weighted average inputs used in calculating the fair value of the prepaid forward contract and the Maturity Consideration as of March 31, 2024 and December 31, 2023:
	March 31, 2024	December 31, 2023

Stock price	$2.67	$2.03
Term (in years)	2.63	2.88
Expected volatility	41.4%	40.7%
Risk-free interest rate	4.37%	3.96%
Expected dividend yield	—%	—%
The following table represents the weighted average inputs used in calculating the fair value of the prepaid forward contract and the Maturity Consideration as of December 31, 2023:
December 31, 2023
Successor
Stock price	$2.03
Term (in years)	2.11
Expected volatility	40.7%
Risk-free interest rate	3.96%
Expected dividend yield	—%